Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff Costs [Line Items]
Average number of staff employed under contracts of service	20	16	12
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	18	15	11
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	2	1	1